Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operations
Net income	$ 24	$ 122
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Amortization and impairment of deferred financing costs	29	2
Net change in operating assets and liabilities
Other operating assets	(7)	24
Accrued interest receivable	(1)	(24)
Deferred loan fees	(138)	(216)
Customer interest escrow	(74)	(121)
Accounts payable and accrued expenses	18	41
Net cash provided by (used in) operating activities	(149)	(172)
Cash flows from investing activities
Loan originations and principal collections, net	(303)	1,192
Other investing activity	3	(8)
Net cash provided by (used in) investing activities	(300)	1,184
Cash flows from financing activities
Distributions to members	(22)	(50)
Proceeds from (repayment of) related party notes	(1,108)	230
Proceeds from unsecured notes	1,737	2
Payments of deferred financing costs	(82)	(598)
Net cash provided by (used in) financing activities	525	(416)
Net increase (decrease) in cash and cash equivalents	76	596
Cash and cash equivalents
Beginning of period	646	50
End of period	722	646
Supplemental disclosure of cash flow information
Cash paid for interest	$ 28	$ 36